Stock Options	12 Months Ended
Dec. 31, 2012
Stock Options
Stock Options

(15) Stock Options

        On April 5, 2012, the Board of Directors adopted the 2012 International Bancshares Corporation Stock Option Plan (the "2012 Plan"), subject to shareholder approval of the 2012 Plan. The Company's shareholders approved the 2012 Plan on May 21, 2012. There are 800,000 shares available for stock option grants under the 2012 Plan. The 2005 International Bancshares Corporation Stock Option Plan (the "2005 Plan") was terminated for the purpose of future stock option grants upon adoption of the 2012 Plan. Under the 2012 Plan, both qualified incentive stock options ("ISOs") and non-qualified stock options ("NQSOs") may be granted. Options granted may be exercisable for a period of up to 10 years from the date of grant, excluding ISOs granted to 10% shareholders, which may be exercisable for a period of up to only five years. As of December 31, 2012, 757,500 shares were available for future grants under the 2012 Plan.

        The fair value of each option award granted under the plan is estimated on the date of grant using a Black-Scholes-Merton option valuation model that uses the assumptions noted in the following table. Expected volatility is based on the historical volatility of the price of the Company's stock. The Company uses historical data to estimate the expected dividend yield and employee termination rates within the valuation model. The expected term of options is derived from historical exercise behavior. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

	2012	2011
Expected Life (Years)	7.63	6.13
Dividend yield	2.33%	2.58%
Interest rate	1.58%	1.39%
Volatility	47.30%	49.21%

        A summary of option activity under the stock option plans for the twelve months ended December 31, 2012 is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($)
				(in Thousands)
Options outstanding at December 31, 2011	844,721	$19.08
Plus: Options granted	42,500	17.14
Less:
Options exercised	4,865	10.49
Options expired	—	—
Options forfeited	87,479	19.08

Options outstanding at December 31, 2012	794,877	$19.03	3.77	$2,093

Options fully vested and exercisable at December 31, 2012	403,546	$23.60	1.78	$445

        Stock-based compensation expense included in the consolidated statements of income for the years ended December 31, 2012, 2011 and 2010 was approximately $474,000, $387,000 and $534,000, respectively. As of December 31, 2012, there was approximately $1,157,000 of total unrecognized stock-based compensation cost related to non-vested options granted under the Company plans that will be recognized over a weighted average period of 1.97 years.

        Other information pertaining to option activity during the twelve month period ending December 31, 2012, 2011 and 2010 is as follows:

	Twelve Months Ended December 31,
	2012	2011	2010
Weighted average grant date fair value of stock options granted	$8.71	$5.51	$—
Total fair value of stock options vested	$524,000	$661,000	$551,000
Total intrinsic value of stock options exercised	$41,000	$27,000	$2,000